Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Segment Information

13.  SEGMENT INFORMATION

    In connection with the Merger and resulting management reorganization, we evaluated our then-current core assets and operations and organized them into three segments based on water depth operating capabilities. Accordingly, we now consider our business to consist of three reportable segments: (1) Deepwater, which consists of our rigs capable of drilling in water depths of 4,500 feet or greater, (2) Midwater, which consists of our semisubmersible rigs capable of drilling in water depths of 4,499 feet or less and (3) Jackup, which consists of our jackup rigs capable of operating in water depths up to 400 feet. Each of our three reportable segments provides one service, contract drilling.  We also own one barge rig, which is included in "Other."

    As a result of our reorganization to three reportable segments, we retrospectively reclassified the segment information included herein to conform to the post Merger presentation.  Reclassified segment information for each of the years in the three-year period ended December 31, 2010 is presented below (in millions). General and administrative expense and depreciation expense incurred by our corporate office are not allocated to our operating segments for purposes of measuring segment operating income and were included in "Reconciling Items."  We measure segment assets as property and equipment.

Year Ended December 31, 2010

					Operating
					Segments	Reconciling	Consolidated
	Deepwater	Midwater	Jackup	Other	Total	Items	Total

Revenues	$ 475.2	$ --	$1,221.6	$ --	$1,696.8	$ --	$1,696.8
Operating expenses Contract drilling (exclusive of depreciation)	176.1	--	578.2	13.8	768.1	--	768.1
Depreciation	44.8	--	167.8	2.4	215.0	1.3	216.3
General and administrative	--	--	--	--	--	86.1	86.1
Operating income (loss)	$ 254.3	$ --	$ 475.6	$(16.2)	$ 713.7	$(87.4)	$ 626.3
Property and equipment, net	$2,866.4	$ --	$2,165.2	$ 14.4	$5,046.0	$ 3.9	$5,049.9
Capital expenditures	632.5	--	238.7	--	871.2	4.1	875.3
Year Ended December 31, 2009

					Operating
					Segments	Reconciling	Consolidated
	Deepwater	Midwater	Jackup	Other	Total	Items	Total

Revenues	$ 254.1	$ --	$1,634.8	$ --	$1,888.9	$ --	$1,888.9
Operating expenses Contract drilling (exclusive of depreciation)	108.1	--	599.0	1.9	709.0	--	709.0
Depreciation	22.2	--	162.9	3.1	188.2	1.3	189.5
General and administrative	--	--	--	--	--	64.0	64.0
Operating income (loss)	$ 123.8	$ --	$ 872.9	$ (5.0)	$ 991.7	$(65.3)	$ 926.4
Property and equipment, net	$2,243.3	$ --	$2,200.8	$28.8	$4,472.9	$ 4.4	$4,477.3
Capital expenditures	644.4	--	209.8	.3	854.5	2.7	857.2

Year Ended December 31, 2008

					Operating
					Segments	Reconciling	Consolidated
	Deepwater	Midwater	Jackup	Other	Total	Items	Total

Revenues	$ 84.4	$ --	$2,144.0	$14.2	$2,242.6	$ --	$2,242.6
Operating expenses Contract drilling (exclusive of depreciation)	31.2	--	696.5	8.6	736.3	--	736.3
Depreciation	9.1	--	158.3	3.3	170.7	1.9	172.6
General and administrative	--	--	--	--	--	53.8	53.8
Operating income (loss)	$ 44.1	$ --	$1,289.2	$ 2.3	$1,335.6	$(55.7)	$1,279.9
Property and equipment, net	$1,641.2	$ --	$2,194.0	$32.2	$3,867.4	$ 3.9	$3,871.3
Capital expenditures	657.8	--	103.2	.5	761.5	2.7	764.2

    Information about Geographic Areas

        As of December 31, 2010, our Deepwater operating segment consisted of four ultra-deepwater semisubmersible rigs located in the U.S. Gulf of Mexico, one ultra-deepwater semisubmersible rig located in Singapore and three ultra-deepwater semisubmersible rigs under construction in Singapore. Our Jackup operating segment consisted of 40 jackup rigs deployed in various locations throughout Asia Pacific, Europe and Africa, and North and South America.  We also own one barge rig, which is included in "Other."

    Certain of our drilling rigs currently in the U.S. Gulf of Mexico have been or may be further affected by the regulatory developments and other actions that have or may be imposed by the U.S. Department of the Interior, including the regulations issued on September 30, 2010. The moratoriums/suspensions (which have been lifted), related Notices to Lessees ("NTLs"), delays in processing drilling permits and other actions are being challenged in litigation by Ensco and others. Utilization and day rates for certain of our drilling rigs have been negatively influenced due to regulatory requirements and delays in our customers' ability to secure permits. Current or future NTLs or other directives and regulations may further impact our customers' ability to obtain permits and commence or continue deepwater or shallow-water operations in the U.S. Gulf of Mexico.  During the year ended December 31, 2010, revenues provided by our drilling operations in the U.S. Gulf of Mexico totaled $421.3 million, or 25% of our consolidated revenues. Of this amount, 65% was provided by our deepwater drilling operations in the U.S. Gulf of Mexico.  Prolonged actual or de facto delays, moratoria or suspensions of drilling activity in the U.S. Gulf of Mexico and associated new regulatory, legislative or permitting requirements in the U.S. or elsewhere could materially adversely affect our financial condition, operating results or cash flows.

    For purposes of our geographic areas disclosures, we attribute revenues to the geographic location where such revenues are earned and assets to the geographic location of the drilling rig as of the end of the applicable year. For new construction projects, assets are attributed to the location of future operation if known or to the location of construction if the ultimate location of operation is undetermined. Information by country for those countries that account for more than 10% of total revenues or 10% of our long-lived assets was as follows (in millions):

	Revenues			Long-lived Assets
	2010	2009	2008	2010	2009	2008

United States	$ 421.3	$ 263.0	$ 461.4	$1,993.3	$1,806.7	$1,663.6
Australia	225.3	188.7	97.0	194.9	175.0	274.4
United Kingdom	219.0	353.2	478.3	429.2	457.4	309.0
Mexico	179.8	159.5	53.9	259.3	229.3	41.2
Indonesia	56.8	72.3	254.2	134.6	50.2	153.9
Singapore	--	--	--	1,235.6	720.1	550.5
Other countries	594.6	852.2	897.8	803.0	1,038.6	878.7
Total	$1,696.8	$1,888.9	$2,242.6	$5,049.9	$4,477.3	$3,871.3